AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 17, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                     /X/
Pre-Effective Amendment No.                                                / /
                          -----
Post-Effective Amendment No.     1                                         /X/
                             -------
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                            /X/
Amendment No.  4                                                          /X/
(Check appropriate box or boxes)


                                  E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)

                                 2400 Geng Road
                               Palo Alto, CA 94303
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 842-2500

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                                 2400 Geng Road
                               Palo Alto, CA 94303
                     (Name and address of agent for service)

                  Please send copies of all communications to:

     David A. Vaughan, Esq.                 Kathy Levinson
     Dechert Price & Rhoads                 E*TRADE Securities, Inc.
     1775 Eye Street, NW                    2400 Geng Road
     Washington, DC  20006                  Palo Alto, CA  94303


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.



It is proposed that this filing will become effective (check appropriate box):


             Immediately upon filing pursuant to paragraph (b)
------------
             on (date) pursuant to paragraph (b)
------------
             60 days after filing pursuant to paragraph (a)(1)
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     X        75 days after filing pursuant to paragraph (a)(2) of Rule 485
------------


If appropriate, check the following box:

              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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                                  E*TRADE FUNDS

                        E*TRADE EXTENDED MARKET INDEX FUND

                             Prospectus dated , 1999


This Prospectus concisely sets forth information about the E*TRADE Extended Market Index Fund (the "Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.

Objectives, Goals and Principal Strategies. The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Equity Index ("Wilshire 4500 Index"), commonly known as the Extended Market Index. The Fund seeks to achieve its objective by investing in a master portfolio. The Master Portfolio, in turn, invests in a representative sample of those U.S. securities that comprise the Wilshire 4500 Index and are selected in accordance with their capitalization, industry sector and valuation, among other factors.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities"). In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund would require that you redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                             Prospectus dated __________, 1999

                                TABLE OF CONTENTS



RISK/RETURN SUMMARY............................................................3


FEES AND EXPENSES..............................................................4


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.............................5


YEAR 2000......................................................................7


FUND MANAGEMENT................................................................7


THE FUND'S STRUCTURE...........................................................8


PRICING OF FUND SHARES.........................................................9


HOW TO BUY AND SELL SHARES.....................................................9


DIVIDENDS AND OTHER DISTRIBUTIONS.............................................14


TAX CONSEQUENCES..............................................................14

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals


The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Index.


Principal Strategies


The Fund seeks to achieve its investment objective by investing all of its assets in the Extended Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to provide a portfolio that approximates the investment characteristics and performance of the Wilshire 4500 Index. The Wilshire 4500 Index is composed of over 6,500 equity securities of issuers headquartered in the United States. The Wilshire 4500 Index is almost entirely comprised of common stocks listed on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market, excluding the 500 largest capitalization stocks. The weightings of stocks in the Wilshire 4500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The Master Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Master Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

Although the Master Portfolio attempts to be fully invested at all times in securities comprising the Wilshire 4500 Index and in futures contracts and options on futures contracts, it also may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. In seeking to match the performance of the Wilshire 4500 Index, the Master Portfolio also may engage in other derivative securities transactions and lend its Portfolio securities, each of which involves risk.


Principal Risks


The stock market may rise and fall daily. The Wilshire 4500 Index represents a significant segment of the U.S. stock market. The Wilshire 4500 Index may also rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

* Wilshire Associates, Inc. ("Wilshire Associates") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Wilshire 4500 Equity Index(R)," "Wilshire 4500 Index(R)," and "Wilshire 4500(R)," are trademarks of Wilshire Associates Incorporated and have been licensed for use by E*TRADE Asset Management, Inc. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates nor the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.


There is no assurance that the Fund will achieve its investment objective. The Wilshire 4500 Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

The Fund cannot as a practical matter own all of the equity securities that make up the Wilshire 4500 Index in perfect correlation to the Wilshire 4500 Index itself. The use of futures and options on futures contracts is intended to help the Fund match the Wilshire 4500 Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the Wilshire 4500 Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the equity securities making up the Wilshire 4500 Index. The Fund will also have exposure to the industries represented by those equity securities.

Many of the companies whose securities comprise the Wilshire 4500 Index are small to medium size companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies. As a result, whenever these stocks perform worse than large-capitalization stocks, the Fund may underperform funds that have exposure to larger capitalization segments of the U.S. stock market. Likewise, whenever small to medium-capitalization U.S. stocks fall behind other types of investments--bonds or foreign stocks, for instance--the Fund's performance also will lag behind those investments. The companies in the Wilshire 4500 Index are also exposed to the global economy.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers below are estimates.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                 None
Maximum Deferred Sales Charge (Load)                             None
Maximum  Sales  Charge  (Load)  Imposed  in  Reinvested
Dividends  and  other Distributions                              None
Redemption Fee
(within 120 days of purchase)                                    0.50%

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                  0.10%**


Distribution (12b-1) Fees                                        None
Other Expenses (Administration)                                  0.28%***
Total Annual Fund Operating Expenses                             0.38%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.
** Management fees include a fee equal to 0.08% of daily net assets payable at the Master Portfolio level to its investment advisor and an investment advisory fee equal to 0.02% payable by the Fund to its investment advisor.
*** The administrative fees inlcude a fee equal to 0.01% of daily net assets payable at the Master Portfolio level to its co-administrators and fee equal to 0.27% payable by the Fund to its administrator, E*TRADE Asset Management, Inc. The administrative fee is based on estimated amounts for the current fiscal year.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees. E*TRADE Securities charges $20 for wire transfers out of your E*TRADE Securities account. Also, transactions in Fund shares effected by speaking with an E*TRADE Securities representative are subject to a $15 fee. Transactions in Fund shares effected online are not subject to that fee. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                     1 year*          3 years*
                     $40              $125


*    Reflects costs at both the Fund and Master Portfolio levels.

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS


Under normal market conditions, the Master Portfolio invests at least 90% of the value of its total assets in the securities comprising the Wilshire 4500 Index. That portion of its assets is not actively managed but is designed to substantially duplicate the investment performance of the Wilshire 4500 Index. As investment advisor to the Master Portfolio, Barclays Global Fund Advisors ("BGFA") regularly monitors the Master Portfolio's correlation to the Wilshire 4500 Index and adjusts the Master Portfolio's portfolio to the extent necessary. At times, the portfolio composition of the Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the Wilshire 4500 Index. Inclusion of a security in the Wilshire 4500 Index in no way implies an opinion by Wilshire Associates as to its attractiveness as an investment.

The Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity for among other purposes, to pay redemptions and fees. The Master Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

Like all equity funds, the Fund's Net Asset Value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries. Since the investment characteristics and therefore, the investment risks of the Fund, correspond to those of the Master Portfolio, the following discussion also includes a description of the risks associated with the investments of the Master Portfolio. The Fund's performance before
Fund-level fees will correspond directly to the performance of the Master Portfolio.

Neither the Fund nor the Master Portfolio are managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund and the Master Portfolio are managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the Wilshire 4500 Index through computerized, quantitative techniques.

The Fund's ability to match its investment performance to the investment performance of the Wilshire 4500 Index may be affected by, among other things: the Fund and the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio; the manner in which the total return of the Wilshire 4500 Index is calculated; the size of the Master Portfolio's investment portfolio; the Master Portfolio's use of futures and options transactions and other derivative securities transactions; Master Portfolio's lending of its portfolio securities; and the timing, frequency and size of shareholder purchases and redemptions of both the Fund and the Master Portfolio. The Master Portfolio uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the Wilshire 4500 Index.


Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).


In seeking to match the performance of the Wilshire 4500 Index, the Master Portfolio also may engage in futures and options transactions, other derivative securities transactions, and lend its portfolio securities, to minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Wilshire 4500 Index, the Master Portfolio and the Fund incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholder redemptions. By using futures, the Master Portfolio potentially can offset the portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the Wilshire 4500 Index. The Master Portfolio uses futures contracts to gain exposure to the Wilshire 4500 Index for its cash balances, which could cause the Fund to track the Wilshire 4500 Index less closely if the futures contracts do not perform as expected.

The Master Portfolio may also lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized based on values that are marked to market daily. However, if the institution defaults, the Master Portfolio's and the Fund's performance could be reduced.


YEAR 2000


Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its investment advisor, the Fund's other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Fund are computer reliant. The investment advisor, administrator, transfer agent and custodian have informed the Fund that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems. The Fund is also taking measures to obtain assurances that comparable steps are being taken by the Fund's other significant service providers. While there can be no assurance that the Fund's service providers will be Year 2000 compliant, the Fund's service providers expect that their plans to be compliant will be achieved. The Master Portfolio's investment advisor and principal service providers have also advised the Master Portfolio that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by either the Fund's or the Master Portfolio's service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the issuers in whose securities the Master Portfolio invests and the economy as a whole also could be adversely impacted by the Year 2000 Problem. The extent of such impact cannot be predicted.


FUND MANAGEMENT


Investment Advisors. Under an investment advisory agreement with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE and is located at 2400 Geng Road, Palo Alto, CA 94303. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor.

Subject to general supervision of the E*TRADE Funds' Board of Trustees (the "Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Advisor may in the future manage cash and money market instruments for cash flow purposes. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets.

The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $615 billion of assets. BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.08% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.


The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, legal, and SEC registration fees.

THE FUND'S STRUCTURE


The Fund is a separate series of E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Index. In addition to selling its shares to the Fund, the Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Board believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of NAV would be affected at the master and/or feeder level.


Fund  shareholders  may be  asked  to  vote on  matters  concerning  the  Master
Portfolio.


The Fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of a portfolio by the Adviser or the hiring of a sub-advisor to manage the Fund's assets.


Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

PRICING OF FUND SHARES


The Fund is a true no-load fund, which means you may buy or sell shares directly at the net asset value ("NAV") next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

The Fund's investment in the Master Portfolio is valued at the NAV of the Master Portfolio's shares held by the Fund. The Master Portfolio calculates the NAV of its shares on the same day and at the same time as the Fund. Net asset value per share is computed by dividing the value of the Master Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such Master Portfolio. The Master Portfolio's investments are valued each day the NYSE is open for business. The Master Portfolio's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Trustees of MIP.


The Fund's NAV per share is calculated by taking the value of the Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

The NAV for the Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

HOW TO BUY AND SELL SHARES


This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund would require you redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders, who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor. Shareholder information includes prospectuses, financial reports, confirmations and statements.

In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.


Step 1: How to Open an E*TRADE Securities Account
-------------------------------------------------


To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

Whether you are investing in the Fund for the first time or adding to an existing investment, the Fund provides you with several methods to buy its shares. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.


On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day or call 1-800-786-2575 between 5:00 a.m. and 6 p.m. (pacific time), Monday - Friday.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., 2400 Geng Road, Palo Alto, CA 94303.

Telephone. Request a new account kit by calling 1-800-786-2575 between 5:00 a.m. and 6 p.m., Monday - Friday (pacific time).

In Person. Stop by E*TRADE Securities' customer service center in Palo Alto, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

STEP 2: Funding Your Account.
-----------------------------

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., 2400 Geng Road, Palo Alto, CA 94303.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell Shares
-------------------------------------------

Minimum Investment Requirements:

For your initial investment in the Fund                   $  1,000

To buy additional shares of the Fund                      $    250

Continuing minimum investment*                            $  1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                  $   250

To invest in the Fund for your Education IRA account       $   250

To invest in the Fund for your UGMA/UTMA account           $   250

To invest in the Fund for your SIMPLE, SEP-IRA, Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                          $   250


* Your shares may be automatically redeemed if, as a result of selling shares, you no longer meet a Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use any of the methods described below to buy or sell shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.


You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund may assess a 0.50% fee on redemptions of Fund shares held for less than 120 days. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.


On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy or sell order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.


Telephone. All initial purchases of Fund shares must be transacted online at the E*TRADE Website (www.etrade.com). You may place subsequent purchase and redemption orders with a telephone representative at 1-800-STOCKS1 (1-800-786-2571) for an additional $15 fee.


Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If  you  are   already  a   shareholder,   you  may  also   call   1-800-STOCKS5
(1-800-786-2575) to sell shares by phone through an E*TRADE Securities broker for an additional $15 fee.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.   When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.   If you add or change your name or add or remove an owner on your account.

5.   If you add or change the beneficiary on your transfer-on-death account.

For  other   registrations,   access  E*STATION  through  our  Website  or  call
1-800-786-2575 for instructions.

You will have to wait to redeem your shares until the funds you use to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund may assess a 0.50% fee on redemptions of fund shares held for less than 120 days.

Any redemption fees imposed will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120-day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the fee may be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated ____________, 1999 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


Additional information including the SAI and the most recent annual and semi-annual reports (when available) may be obtained without charge, at our Website (www.etrade.com). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

E*TRADE Securities, Inc.
2400 Geng Road
Palo Alto, CA 94303
Toll-Free: (800) 786-2575
http://www.etrade.com




Investment Company Act File No.: 811-09093

                                 E*TRADE FUNDS

                             E*TRADE TOTAL BOND INDEX FUND

                        Prospectus dated __________, 1999

This Prospectus concisely sets forth information about the E*TRADE Total Bond Index Fund (the "Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of the E*TRADE Funds.

Objectives, Goals and Principal Strategies. The Fund's investment objective is to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index (the "Bond Index"). The Fund seeks to achieve its objective by investing in a master portfolio. The Master Portfolio, in turn, invests in a representative sample of the securities that comprise the Bond Index and in proportions that match their index weights.


Eligible Investors.

This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities"). In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund would require that you redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.

E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                      Prospectus dated ______________, 1999

                                TABLE OF CONTENTS



RISK/RETURN SUMMARY............................................................1


FEES AND EXPENSES..............................................................2


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.............................4


YEAR 2000......................................................................5


FUND MANAGEMENT................................................................6


THE FUND'S STRUCTURE...........................................................6


PRICING OF FUND SHARES.........................................................7


HOW TO BUY AND SELL SHARES.....................................................8


DIVIDENDS AND OTHER DISTRIBUTIONS.............................................12


TAX CONSEQUENCES..............................................................12

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals


The Fund's investment objective is to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bond Index.


Principal Strategies


The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to replicate the total return performance of the Bond Index.* The Bond Index includes approximately 5000 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year. The Master Portfolio invests in a representative sample of these securities and generally invests at least 65% of its total assets in bonds and debentures. Securities are selected for investment by the Master
Portfolio based on a number of factors, including the relative proportion of such securities in the Bond Index; credit quality; issuer sector; maturity structure; coupon rates; and callability, among other factors.

Although the Master Portfolio attempts to be fully invested at all times in securities comprising the Bond Index and in futures and options, it may also invest up to 10% of its total assets in high-quality money market instruments to provide liquidity. In seeking to replicate the performance of the Bond Index, the Master Portfolio also may engage in other derivatives securities transactions and lend its portfolio securities, each of which involves risk.


Principal Risks


The Fund invests primarily in debt securities, which are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt securities in which the Fund invests may default on the payment of principal and interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt securities in which the Fund invests.

*Lehman Brothers ("Lehman") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Lehman Brothers Government/Corporate Bond Index(R)" is a trademark of Lehman. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

Debt securities with longer maturities, which tend to produce higher yields, are more sensitive to changes in interest rates, which may rise and fall. The Bond Index may also rise and fall daily. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. The value of individual bonds may fall with the decline in a borrower's real or apparent ability to meet its financial obligations. As with any investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The Bond Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

Although some of the Fund's portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Fund's daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

The Fund cannot as a practical matter own all the securities that make up the Bond Index in perfect correlation to the Bond Index itself. The bonds that the Master Portfolio's investment advisor selects may not match the performance of the Bond Index. The use of futures and options and other derivative securities is intended to help the Fund match the Bond Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The prices of bonds may fall in response to economic events or trends. The Fund seeks to track the Bond Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the securities making up the Bond Index. Requirements for large cash balances may also exert a drag on overall Fund performance.

The Bond Index primarily consists of fixed-income securities. As a result, whenever these securities perform worse than equity securities, the Fund may underperform funds that have exposure to the stock market. Likewise, whenever bonds fall behind other types of investments--U.S. stocks or foreign stocks, for instance--the Fund's performance also will lag behind those investments. The securities in the Bond Index are also exposed to the global economy.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers below are estimates.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                 None
Maximum Deferred Sales Charge (Load)                             None
Maximum  Sales  Charge  (Load)  Imposed  in  Reinvested
Dividends  and  other Distributions                              None
Redemption Fee
(within 120 days of purchase)                                    0.50%


Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                  0.10%**
Distribution (12b-1) Fees                                        None
Other Expenses (Administration)                                  0.25%***
Total Annual Fund Operating Expenses                             0.35%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.
** Management fees include a fee equal to 0.08% of daily net assets payable at the Master Portfolio level to its investment advisor and an investment advisory fee equal to 0.02% payable by the Fund to its investment advisor.
*** The administrative fee is payable by the Fund to E*TRADE Asset Management, Inc. The administrative fee is based on estimated amounts for the current fiscal year.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees. E*TRADE Securities charges $20 for wire transfers out of your E*TRADE Securities account. Also, transactions in Fund shares effected by speaking with an E*TRADE Securities representative are subject to a $15 fee. Transactions in Fund shares effected online are not subject to that fee. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 year*.         3 years*
 $37              $115

*Reflects costs at both the Fund and Master Portfolio levels.


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS


Under normal market conditions, the Master Portfolio invests at least 90% of the value of its total net assets in the securities making up the Bond Index. That portion of its assets is not actively managed but is designed to substantially replicate, to the extent feasible, the investment characteristics of the Bond Index. As investment advisor to the Master Portfolio, Barclays Global Fund Advisors ("BGFA") regularly monitors the Master Portfolio's correlation to the Bond Index and adjusts the Master Portfolio's portfolio to the extent necessary to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets before expenses and the Bond Index. A 100% correlation would mean the total return of the Master Portfolio's assets would increase and decrease exactly the same as the Bond Index. The Master Portfolio also engages in futures and options transactions and other derivative securities transactions and lends its portfolio securities, each of which involves risk. The Master Portfolio also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.

Like all funds, the Fund's Net Asset Value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular securities. Since the investment characteristics and therefore, the investment risks of the Fund correspond to those of the Master Portfolio, the following discussion also includes a description of the risks associated with the investments of the Master Portfolio. The Fund's performance before fund-level fees will correspond directly to the performance of the Master Portfolio.

Neither the Fund nor the Master Portfolio are managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund and the Master Portfolio are managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the Bond Index through computerized, quantitative techniques.

The Fund's ability to match its investment performance to the investment performance of the Bond Index may be affected by, among other things: the Fund and the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio; the manner in which the total return of the Bond Index is calculated; the size of the Master Portfolio's investment portfolio; the Master Portfolio's use of futures and options transactions and other derivative securities transactions; the Master Portfolio's lending of its portfolio securities; and the timing; frequency and size of shareholder purchases; and redemptions of both the Fund and the Master Portfolio. The Master Portfolio uses cash flows from shareholder purchases and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the Bond Index.

As do many index funds, the Master Portfolio also may invest in futures and options transactions and other derivative securities transactions to minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Bond Index, the Master Portfolio and the Fund incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholders orders. By using futures, the Master Portfolio potentially can offset the portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the Bond Index. The Master Portfolio also uses some derivatives to gain exposure to the Bond Index for its cash balances, which could cause the Fund to track the Bond Index less closely if the derivatives do not perform as expected.

The Master Portfolio may also lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Master Portfolio's and the Fund's performance could be reduced.

The Master Portfolio also may invest in the securities of foreign issuers, which involve special risks and considerations not typically associated with investing in U.S. companies. These risks include, among others, different accounting, auditing and financial reporting standards; higher commission rates; adverse changes in regulatory structures and political, social and monetary developments that could affect U.S. investments in foreign countries.


YEAR 2000


Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its investment advisor, the Fund's other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Fund are computer reliant. The investment advisor, administrator, transfer agent and custodian have informed the Fund that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems. The Fund is also taking measures to obtain assurances that comparable steps are being taken by the Fund's other significant service providers. While there can be no assurance that the Fund's service providers will be Year 2000 compliant, the Fund's service providers expect that their plans to be compliant will be achieved. The Master Portfolio's investment advisor and principal service providers have also advised the Master Portfolio that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by either the Fund's or the Master Portfolio's service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the issuers in whose securities or entities in which the Master Portfolio invests and the economy as a whole also could be adversely impacted by the Year 2000 Problem. The extent of such impact cannot be predicted.


FUND MANAGEMENT


Investment Advisors. Under an investment advisory agreement with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE and is located at 2400 Geng Road, Palo Alto, CA 94303. The Investment Advisor commenced operating in February, 1999 and therefore has limited experience as an investment advisor.

Subject to general supervision of the E*TRADE Funds' Board of Trustees (the "Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Advisor may in the future manage cash and money market instruments for cash flow purposes. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets.

The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $615 billion of assets. BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.08% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.


The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, legal, and SEC registration fees.

THE FUND'S STRUCTURE


The Fund is a separate series of E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bond Index. In addition to selling its shares to the Fund, the Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Board believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of NAV would be affected at the master and/or feeder level.


Fund  shareholders  may be  asked  to  vote on  matters  concerning  the  Master
Portfolio.

The Fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of a portfolio by the Adviser or the hiring of a sub-advisor to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

PRICING OF FUND SHARES


The Fund is a true no-load fund, which means you may buy or sell shares directly at the net asset value ("NAV") next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

The Fund's investment in the Master Portfolio is valued at the NAV of the Master Portfolio's shares held by the Fund. The Master Portfolio calculates the NAV of its shares on the same day and at the same time as the Fund. Net asset value per share is computed by dividing the value of the Master Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such Master Portfolio. The Master Portfolio's investments are valued each day the NYSE is open for business. The Master Portfolio's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Trustees of MIP.


The Fund's NAV per share is calculated by taking the value of the Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

The NAV for the Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

HOW TO BUY AND SELL SHARES


This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If a you wish to rescind this consent, the Fund would require you to redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor. Shareholder information includes prospectuses, financial reports, confirmations and statements.

In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.


Step 1: How to Open an E*TRADE Securities Account
-------------------------------------------------


To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

Whether you are investing in the Fund for the first time or adding to an existing investment, the Fund provides you with several methods to buy its shares. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.


On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day or call 1-800-786-2575 between 5:00 a.m. and 6 p.m. (pacific time), Monday - Friday.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., 2400 Geng Road, Palo Alto, CA 94303.

Telephone. Request a new account kit by calling 1-800-786-2575 between 5:00 a.m. and 6 p.m., Monday - Friday (pacific time).

In Person. Stop by E*TRADE Securities' customer service center in Palo Alto, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

STEP 2: Funding Your Account.
----------------------------

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., 2400 Geng Road, Palo Alto, CA 94303.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell Shares
-------------------------------------------

Minimum Investment Requirements:

For your initial investment in the Fund                                $  1,000

To buy additional shares of the Fund                                   $    250

Continuing minimum investment*                                         $  1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                              $    250

To invest in the Fund for your Education IRA account                   $    250

To invest in the Fund for your UGMA/UTMA account                       $    250

To invest in the Fund for your SIMPLE, SEP-IRA,
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                      $    250

* Your shares may be automatically redeemed if, as a result of selling shares, you no longer meet a Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use any of the methods described below to buy or sell shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.


You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund may assess a 0.50% fee on redemptions of Fund shares held for less than 120 days. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.


On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy or sell order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.


Telephone. All initial purchases of Fund shares must be transacted online at the E*TRADE Website (www.etrade.com). You may place subsequent purchase and redemption orders with a telephone representative at 1-800-STOCKS1 (1-800-786-2571) for an additional $15 fee.


Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If  you  are   already  a   shareholder,   you  may  also   call   1-800-STOCKS5
(1-800-786-2575) to sell shares by phone through an E*TRADE Securities broker for an additional $15 fee.


The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571). All initial purchases of Fund shares must be transacted online at www.etrade.com.

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.   When you submit a written  redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.   If you add or change your name or add or remove an owner on your account.

5.   If you add or change the beneficiary on your transfer-on-death account.

For  other   registrations,   access  E*STATION  through  our  Website  or  call
1-800-786-2575 for instructions.

You will have to wait to redeem your shares until the funds you use to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund may assess a 0.50% fee on redemptions of fund shares held for less than 120 days.


Any redemption fees imposed will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120-day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the fee may be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated ___________,1999 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


Additional information including the SAI and the most recent annual and semi-annual reports (when available) may be obtained without charge, at our Website (www.etrade.com). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


E*TRADE Securities, Inc.
2400 Geng Road
Palo Alto, CA 94303
Toll-Free: (800) 786-2575
http://www.etrade.com


Investment Company Act File No.: 811-09093

                       STATEMENT OF ADDITIONAL INFORMATION

                                  E*TRADE Funds


                       E*TRADE Extended Market Index Fund

                                __________, 1999

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the E*TRADE Extended Market Index Fund (the "Fund") dated __________, 1999 (as amended from time to time).

To obtain a copy of the Fund's Prospectus and the Fund's most recent shareholders report (when issued) free of charge, please access our Website online (www.etrade.com) via e-mail or call our toll-free number at (800) 786-2575. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                           Page


FUND HISTORY..................................................................3


THE FUND......................................................................3


INVESTMENT STRATEGIES AND RISKS...............................................3


FUND POLICIES................................................................12


TRUSTEES AND OFFICERS........................................................16


INVESTMENT MANAGEMENT........................................................20


SERVICE PROVIDERS............................................................21


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION...............................23


ORGANIZATION, DIVIDEND AND VOTING RIGHTS.....................................25


SHAREHOLDER INFORMATION......................................................26


TAXATION.....................................................................26


UNDERWRITER..................................................................30


MASTER PORTFOLIO ORGANIZATION................................................31


PERFORMANCE INFORMATION......................................................31


APPENDIX.....................................................................37

FUND HISTORY


The E*TRADE Extended Market Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND


The Fund is classified as a diversified open-end, management investment company. The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Equity Index (the "Wilshire 4500 Index"), commonly known as the Extended Market Index. This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of the Fund's outstanding voting interests. The Fund seeks to achieve its objective by investing in a master portfolio. The Master Portfolio, in turn, invests in a representative sample of those U.S. securities that comprise the Wilshire 4500 Index and are selected in accordance with their capitalization, industry sector and valuation, among other factors.

To achieve its investment objective, the Fund intends to invest all of its assets in the Extended Index Master Portfolio (the "Master Portfolio"), which is a series of Master Investment Portfolio ("MIP"), an open-end, management investment company. However, this policy is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio. The Master Portfolio seeks to provide a portfolio that approximates the investment characteristics and performance of the Wilshire 4500 Index.


INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Master Portfolio's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

Futures Contracts and Options Transactions. The Master Portfolio may use futures as a substitute for a comparable market position in the underlying securities.


A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

The Master Portfolio may enter into futures contracts and may purchase and write options thereon. Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Master Portfolio.


Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.


The Master Portfolio's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Master Portfolio may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Master Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Master Portfolio may be required to segregate cash or high quality money market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.


Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its prospectus.


Stock Index Futures and Options on Stock Index Futures. The Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Index Swaps. The Master Portfolio may enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Master Portfolio may not receive the net amount of payments that the Master Portfolio contractually is entitled to receive.

Forward commitments, when-issued purchases and delayed-delivery transactions. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.

Short-term instruments and temporary investments. The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Master Portfolio's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Master Portfolio's investment advisor are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.


Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Master Portfolio's Advisor carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

Commercial Paper and Short-Term Corporate Debt Instruments. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment advisor to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.


Repurchase Agreements. The Master Portfolio may enter into a repurchase agreement wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Master Portfolio, and all repurchase transactions must be collateralized, although the underlying security may mature in more than thirteen months.

The Master Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Master Portfolio may participate in pooled repurchase agreement transactions with other funds advised by its investment advisor.

The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Master Portfolio. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.


Floating-and variable-rate obligations. The Master Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments.


The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if the Master Portfolio's Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio's Advisor considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

Loans of portfolio securities. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Master Portfolio's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Master Portfolio may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Investment company securities. The Master Portfolio may invest in securities issued by other open-end, management investment companies to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company; and (iii) 10% of the Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange-listed closed-end funds to the extent permitted under the 1940 Act.


Illiquid securities. To the extent that such investments are consistent with its investment objective, the Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.


U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes).

In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Borrowing Money. As a fundamental policy, the Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the Master Portfolio currently intends to borrow money for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.



FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:


1. may not invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;


2. may not with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding securities of any one issuer;

3.   may not issue senior securities, except as permitted under the 1940 Act;


4. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio;


5. may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities;


6. may not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto); and (ii) any industry in which the Wilshire 4500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry;


7. may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;


8. may not purchase or sell physical commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws; and


9. may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the directors of the Fund.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.


Unless indicated otherwise below, the Fund may:

1. not purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes;

2. invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act;

3. not invest more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

4. not lend securities from its portfolio to brokers, dealers and financial institutions, in amounts to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year; and

5. notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.


Master Portfolio:  Fundamental Investment Restrictions

The Master Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets except with respect to compliance with fundamental investment restriction number 5, will not constitute a violation of such restriction.

The Master Portfolio may not:


1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;


2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets;


3. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (4) and (8), may be deemed to give rise to a senior security;

4. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio;


5. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;


6. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; or (ii) any industry in which the Wilshire 4500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently larger than 25% or more of its total assets would be invested in a single industry;


7. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;


8. invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes; and

9. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees.


Non-Fundamental Operating Policies

The Master Portfolio is subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of the Master Portfolio without the approval of the holders of the Master Portfolio's outstanding securities.

The Master Portfolio may not:


1. purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes;

2. invest in shares of other open-end management investment companies, except to the extent permitted under the 1940 Act;

3. invest more than 15% of the Master Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others,
     (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days; and

4. lend securities from its portfolio to brokers, dealers and financial institutions, in amounts to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.


TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

                    .


------------------------------------- -------------------------------------- ---------------------------------------------
Name, Address, and Age                Position(s) Held with the Fund         Principal  Occupation(s)  During  the Past 5
                                                                             Years
------------------------------------- -------------------------------------- ---------------------------------------------
*Kathy Levinson (44)                  Trustee                                Ms. Levinson is executive vice president of
2400 Geng Road                                                               E*TRADE Group,  Inc. and president and chief
Palo Alto, CA  94303                                                         operating  officer  of  E*TRADE  Securities.
                                                                             She joined the company in January 1996 after
                                                                             serving as a consultant to E*TRADE during 1995.
                                                                             Prior to that Ms. Levinson was senior vice
                                                                             president of custody services at Charles Schwab
                                                                             (Financial Services).  She is also a former
                                                                             senior vice president of credit services for
                                                                             Schwab.

*Leonard C. Purkis(50)                Trustee                                Mr.  Purkis is chief  financial  officer and
2400 Geng Road                                                               executive  vice  president  of  finance  and
Palo Alto, CA 94303                                                          administration  of E*TRADE  Group,  Inc.  He
                                                                             previously served as chief financial officer
                                                                             for Iomega Corporation (Hardware Manufacturer)
                                                                             from 1995 to 1998. Prior to joining Iomega,
                                                                             he served in numerous senior level domestic
                                                                             and international finance positions for General
                                                                             Electric Co. and its subsidiaries, culminating
                                                                             his career there as senior vice president,
                                                                             finance, for GE Capital Fleet Services (Financial
                                                                             Services).


Shelly J. Meyers (39)                 Trustee                                Ms. Meyers is the Manager,  Chief  Executive
                                                                             Officer,   Chief   Financial   Officer   and
                                                                             founder  of  Meyers  Capital  Management,  a
                                                                             registered   investment  adviser  formed  in
                                                                             January  1996.  She  has  also  managed  the
                                                                             Meyers  Pride  Value  Fund  since June 1996.
                                                                             Prior  to  that,  she  was  employed  by The
                                                                             Boston  Company  Asset  Management,  Inc. as
                                                                             Assistant  Vice President    of    its
                                                                             Institutional Asset Management group.



------------------------------------- -------------------------------------- ---------------------------------------------
Name, Address, and Age                Position(s) Held with the Fund         Principal  Occupation(s)  During  the Past 5
                                                                             Years
------------------------------------- -------------------------------------- ---------------------------------------------
Ashley T. Rabun (47)                  Trustee                                Ms.   Rabun  is  the   Founder   and   Chief
                                                                             Executive  Officer of  InvestorReach  (which
                                                                             is  a  consulting   firm   specializing   in
                                                                             marketing and  distribution  strategies  for
                                                                             financial   services   companies  formed  in
                                                                             October  1996).  From 1992 to 1996,  she was
                                                                             a  partner   and   President   of   Nicholas
                                                                             Applegate   Mutual  Funds,   a  division  of
                                                                             Nicholas Applegate Capital Management.

Steven Grenadier (34)                 Trustee                                Mr.  Grenadier is an Associate  Professor of
                                                                             Finance at the  Graduate  School of Business
                                                                             at  Stanford  University,  where he has been
                                                                             employed as a professor since 1992.


*Brian C. Murray (42)                 President                              Mr.  Murray is  President  of E*TRADE  Asset
2400 Geng Road                                                               Management,    Inc.   He   joined    E*TRADE
Palo Alto, CA  94303                                                         Securities,  Inc. in January 1998.  Prior to
                                                                             that Mr.  Murray  was  Principal  of Alameda
                                                                             Consulting  (Financial Services  Consulting)
                                                                             and  prior to that he was  Director,  Mutual
                                                                             Fund    Marketplace    of   Charles   Schwab
                                                                             Corporation (Financial Services).

*Joe N. Van Remortel (34)             Vice President and                     Mr.  Van  Remortel  is  Vice   President  of
2400 Geng Road                        Secretary                              Operations, E*TRADE Asset Management,  Inc.
Palo Alto, CA  94303                                                         He  joined E*TRADE   Securities,   Inc.  in
                                                                             September 1996. Prior  to  that  Mr.  Van
                                                                             Remortel was Senior Consultant of KPMG Peat
                                                                             Marwick and  Associate  of  Analysis  Group,
                                                                             Inc. (management consulting).

The Trust pays each non-affiliated Trustee a quarterly fee of $1,500 per Board meeting for the Trust. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:


Estimated Compensation Table

------------------------------- ----------------------------- -----------------------------
                                                               Total    Compensation   From
Name of Person, Position         Aggregate  Compensation from  Fund and Fund  Complex  Paid
                                 the Fund                      to Directors
                                                               Expected   to  be   Paid  to
                                  Trustees (1)
-------------------------------- ----------------------------- -----------------------------
Kathy Levinson, Trustee                        None            None
Leonard C. Purkis, Trustee                     None            None
Shelly J. Meyers                               $6,000          $6,000
Ashley T. Rabun                                $6,000          $6,000
Steven Grenadier                               $6,000          $6,000

     No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses. ------------
-------------------
(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.

Control Persons and Principal Holders of Securities


A shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. To satisfy regulatory requirements, as of , 1999, E*TRADE Asset Management, Inc. owned 100% of the Fund's outstanding shares. There are no other shareholders holding 25% or more. E*TRADE Asset Management, Inc. is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 2400 Geng Road, Palo Alto, CA 94303.

As of January 31, 1999, Softbank America Inc. owned 27.5% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.


INVESTMENT MANAGEMENT

Investment Advisors. Under an investment advisory agreement with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor") provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc., a leader in providing secure online investing services to the self-directed investor that offers electronic access to an investor's account virtually anywhere, at any time.


Subject to the general supervision of the E*TRADE Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Advisor may in the future manage cash and money market instruments for cash flow purposes. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets.

The Master Portfolio's Investment Advisor. The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $615 billion of assets. Barclays has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. BGFA receives a fee from the Master Portfolio at an annual rate equal to 0.08% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, including the Fund.


BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the Master Portfolio who are not parties to the Advisory Contract or affiliated of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.

SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 2400 Geng Road, Palo Alto, CA 94303, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.


Co-Administrators and Placement Agent of the Master Portfolio. Stephens, Inc. ("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolio. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolio, Stephens and BGI provide the Master Portfolio with administrative services, including: (i) general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio; (ii) compilation of information for reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the MIP's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio, and compensates the MIP's trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI will be responsible for paying all expenses incurred by the Master Portfolio other than the fees payable to BGFA and other than custodial fees of up to 0.01% payable after the first two years of the Master Portfolio's operations. Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.01% of the average daily net assets of the Master Portfolio for providing administrative services and assuming expenses.


Stephens also acts as the placement agent of Master Portfolio's shares pursuant to a Placement Agency Agreement (the "Placement Agency Agreement") with the Master Portfolio.


Investors Bank & Trust Company ("IBT") acts as the Master Portfolio's custodian. During the first two years of the Master Portfolio's operations, IBT will be entitled to receive compensation for its custodial services from Stephens and BGI. Thereafter, IBT will be entitled to receive custodial fees of up to 0.01% from the Master Portfolio.


Administrator of the Fund. E*TRADE Asset Management, Inc., the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management, Inc. provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Fund, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. E*TRADE Asset Management, Inc. also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an agreement with the Fund, E*TRADE Asset Management, Inc. receives a fee equal to 0.27% of the average daily net assets of the Fund. E*TRADE Asset Management, Inc. is responsible under that agreement for the expenses otherwise payable by the Fund for transfer agency, dividend disbursing, custody, auditing and legal fees, to the extent that those expenses would otherwise equal or exceed 0.005% of the Fund's average daily net assets. E*TRADE Asset Management, Inc. is not responsible for any fees or expenses incurred at the master fund level.


Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, Inc., providing management reporting and treasury administration and financial reporting to Fund Management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. IBT is compensated for its services by E*TRADE Asset Management, Inc.


Transfer Agent and Dividend Disbursing Agent. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.


Fund Shareholder Servicing Agent. Under a Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, Inc., E*TRADE Securities, 2400 Geng Road, Palo Alto, CA 94303, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund;
(ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Fund's shares; (viii) providing certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.


Independent Accountants. Deloitte & Touche LLP, Suite 1500, 1000 Wilshire Blvd., Los Angeles, CA 90017-2472, acts as independent accountants for the Fund.

Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolio's Board of Trustees, BGFA as advisor, is responsible for the Master Portfolio's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Master Portfolio such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Master Portfolio, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolio also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Master Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.


All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.


All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


The Declaration of Trust further provides that obligations of the Trust are not binding upon its trustees individually but only upon the property of the Trust and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.



SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.
Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.


UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 2400 Geng Road, Palo Alto, CA 94303, acts as underwriter of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.


The Fund is a no-load fund, therefore investors pay no sales charges when buying or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.



MASTER PORTFOLIO ORGANIZATION

The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
            cd

where:

a = dividends and interest  earned during the period;
b = expenses  accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.


The historical Wilshire 4500 data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.


Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.


Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Wilshire 4500 Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  S(xi - xm)2
                                                              n-1

Where:   S = "the sum of",

         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.


Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.


Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

Master Fund Performance. The Fund intends to disclose historical performance of the Master Portfolio, including the average annual and cumulative returns restated to reflect the expense ratio of the Fund. This information will be included by amendment. Although the investments of the Master Portfolio will be reflected in the Fund, the Fund is a distinct mutual fund and has different fees, expenses and returns than the Master Portfolio itself. Historical performance of substantially similar mutual funds is not indicative of future performance of the Fund. Master Portfolio performance will be supplied by the Master Portfolio.



Wilshire 4500 Index

The Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated ("Wilshire"). Wilshire makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wilshire 4500 Equity Index to track general stock market performance. Wilshire's only relationship to E*TRADE Asset Management or the Fund is the licensing of certain trademarks and trade names of Wilshire and of the Wilshire 4500 Equity Index which is determined, composed and calculated by Wilshire without regard to E*TRADE Asset Management or the Fund. Wilshire has no obligation to take the needs of the E*TRADE Asset Management, the Fund, or the Shareholders into consideration in determining, composing or calculating the Wilshire 4500 Equity Index.

Wilshire does not guarantee the accuracy or the completeness of the Wilshire 4500 Equity Index or any data included therein and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by the Fund, the shareholders, or any other person or entity from the use of the Wilshire 4500 Equity Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 4500 Equity Index or any data included therein. Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

     o    liquidity ratios are adequate to meet cash requirements;
     o    long-term senior debt is rated "A" or better;
     o the issuer has access to at least two additional channels of borrowing;
     o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

     o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

     o    evaluation of the management of the issuer;
     o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
     o evaluation of the issuer's products in relation to competition and customer acceptance;
     o    liquidity;
     o amount and quality of long-term debt; o trend of earnings over a period of ten years; o financial strength of parent company and the relationships which exist with the issuer; and o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

     o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

     o The rating C1 is reserved for income bonds on which no interest is being paid.

     o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

     o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     o    Bonds  which are rated Ba are  judged  to have  speculative  elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to
          principal  or   interest.

     o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

2400 Geng Road
Palo Alto, CA 94303
Telephone: (650) 842-2500
Toll-Free: (800) 786-2575
Internet:  http://www.etrade.com

                       STATEMENT OF ADDITIONAL INFORMATION

                                  E*TRADE Funds


                             E*TRADE Total Bond Index Fund

                          _____________________, 1999


This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the E*TRADE Total Bond Index Fund (the "Fund"), as a separate series of the E*TRADE Funds, dated ______, 1999 (as amended from time to time).

To obtain a copy of the Fund's Prospectus and the Fund's most recent shareholders report (when issued) free of charge, please access our Website online (www.etrade.com) via e-mail or by calling our toll-free number at (800) 786-2575. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                    Page


FUND HISTORY...........................................................3


THE FUND...............................................................3


THE FUND'S INVESTMENT STRATEGIES AND RISKS.............................3


FUND POLICIES.........................................................12


TRUSTEES AND OFFICERS.................................................17


INVESTMENT MANAGEMENT.................................................21


SERVICE PROVIDERS.....................................................22


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION........................24


ORGANIZATION, DIVIDEND AND VOTING RIGHTS..............................25


SHAREHOLDER INFORMATION...............................................27


TAXATION..............................................................27


UNDERWRITER...........................................................31


MASTER PORTFOLIO ORGANIZATION.........................................31


PERFORMANCE INFORMATION...............................................32



FINANCIAL STATEMENTS..................................................36



APPENDIX..............................................................37

FUND HISTORY


The E*TRADE Total Bond Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND


The Fund is classified as a diversified open-end, management investment company. The Fund's investment objective is to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index (the "Bond Index"). This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the 1940 Act, as amended) of the Fund's outstanding voting interests. The Fund seeks to achieve its objective by investing in a master portfolio. The Master Portfolio, in turn, invests in a representative sample of the securities that comprise the Bond Index and in proportions that match their index weights.

To achieve its investment objective, the Fund intends to invest all of its assets in the Bond Index Master Portfolio (the "Master Portfolio"), which is a series of Master Investment Portfolio ("MIP"), an open-end, management investment company. However, this policy is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio. The Master Portfolio seeks to provide a portfolio that approximates the investment characteristics and performance of the Bond Index.


INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Master Portfolio's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

Futures Contracts and Options Transactions. The Master Portfolio may use futures as a substitute for a comparable market position in the underlying securities.


A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

The Master Portfolio may enter into futures contracts and may purchase and write options thereon. Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Master Portfolio.


Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.


The Master Portfolio's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Master Portfolio may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Master Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Master Portfolio may be required to segregate cash or high quality money market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.


Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its prospectus.


Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Master Portfolio may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Master Portfolio may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures or price movements in the Master Portfolio's securities which are the subject of the transactions.

Interest-Rate and Index Swaps. The Master Portfolio may enter into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Master Portfolio may not receive the net amount of payments that a Master Portfolio contractually is entitled to receive.

Forward commitments, when-issued purchases and delayed-delivery transactions. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.

Borrowing Money. As a fundamental policy, the Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Master Portfolio's total assets, the Master Portfolio will not make any new investments.

Short-term instruments and temporary investments. The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Master Portfolio's investment advisor;
(iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Master Portfolio's investment advisor are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.


Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specific levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligations and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Master Portfolio's investment advisor carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Master Portfolio will not own more than one such CD per such issuer.

Commercial Paper and Short-Term Corporate Debt Instruments. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment advisor to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment advisor to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.


Repurchase Agreements. The Master Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest (although the underlying security may mature in more than thirteen months) wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Master Portfolio, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price. The Master Portfolio's investment advisor monitors on an on-going basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited.

The Master Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Master Portfolio limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Repurchase agreements are considered loans by the Master Portfolio under the 1940 Act.


Floating- and variable- rate obligations. The Master Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.


The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice of the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if its investment advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio's investment advisor considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

Loans of portfolio securities. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the Master Portfolio's current total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Master Portfolio may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker. Borrowers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio, its investment advisor or Stephens, Inc.

Investment company securities. The Master Portfolio may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Master Portfolio invests. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange-listed closed-end funds.


Illiquid securities. To the extent that such investments are consistent with its investment objective, the Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.


Obligations of Foreign Governments, Banks and Corporations. The Master Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment advisor to be of comparable quality to the other obligations in which the Master Portfolio may invest.

The Master Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Master Portfolio may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:


1. may not invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;


2. may not with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding securities of any one issuer;

3. may not issue senior securities, except as permitted under the 1940 Act;


4. may not borrow money, except to the extent permitted under the 1940 Act, provided that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Fund;


5. may not act as an underwriter of securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities;


6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees;


7. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) any industry in which the Lehman Brothers Government/Corporate Bond Index becomes concentrated to the same degree during the same period. The Fund will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry;


8. may not purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein; and


9. invest in commodities, except that the Fund may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund may not:


1. invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views;

2. pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

3. purchase, sell or write puts, calls or combinations thereof, except as may be described in the Fund's offering documents;

4. purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets;

5. enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested; and


6. purchase securities of other investment companies, except to the extent permitted under the 1940 Act; and

The Fund may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

Master Portfolio:  Fundamental Investment Restrictions

The Master Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets except with respect to compliance with fundamental investment restriction number (5), will not constitute a violation of such restriction.

The Master Portfolio may not:


1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;


2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets;

3. invest in commodities, except that the Master Portfolio may purchase and sell (i.e. write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;


4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;


5. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio;


6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees;


7. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;


8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities;
      (ii) any industry in which the Lehman Brothers Government/Corporate Bond Index becomes concentrated to the same degree during the same period. The Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry;

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies numbers (3) and (5) and non-fundamental policies (2) and (3), may be deemed to give rise to a senior security; and

10. purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.


Non-Fundamental Operating Policies

The Master Portfolio is subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of the Master Portfolio without the approval of the holders of the Master Portfolio's outstanding securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction

The Master Portfolio may not:


1. invest in the securities of a company for the purpose of exercising management or control, but the Master Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views;

2. pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

3. purchase, sell or write puts, calls or combinations thereof, except as may be described in the Master Portfolio's offering documents;

4. purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets;

5. enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Master Portfolio's net assets would be so invested;

6. purchase securities of other investment companies, except to the extent permitted under the 1940 Act; and

7. purchase or retain securities of any issuer if the officers or trustees of the Master Portfolio or officers or trustees of any affiliated investment companies or the investment advisor owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities.


TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


------------------------------------------------------------------------------------
Name, Address, and Age    Position(s)   Held   with Principal  Occupation(s) During
                          the Fund                  the Past 5 Years
------------------------------------------------------------------------------------

*Kathy Levinson (44)      Trustee                   Ms.  Levinson  is  executive
2400 Geng Road                                      vice  president of   E*TRADE
Palo Alto, CA  94303                                Group,  Inc.  and  president
                                                    and chief  operating officer
                                                    of E*TRADE  Securities.  She
                                                    joined   the    company   in
                                                    January  1996 after  serving
                                                    as a  consultant  to E*TRADE
                                                    during  1995.  Prior to that
                                                    Ms. Levinson was senior vice
                                                    president     of     custody
                                                    services  at Charles  Schwab
                                                    (Financial Services). She is
                                                    also a  former  senior  vice
                                                    president of credit services
                                                    for Schwab.

*Leonard C. Purkis(50)    Trustee                   Mr.    Purkis    is    chief
2400 Geng Road                                      financial     officer    and
Palo Alto, CA 94303                                 executive vice  president of
                                                    finance  and  administration
                                                    of E*TRADE  Group,  Inc.  He
                                                    previously  served  as chief
                                                    financial officer for Iomega
                                                    Corporation        (Hardware
                                                    Manufacturer)  from  1995 to
                                                    1998.   Prior   to   joining
                                                    Iomega,    he    served   in
                                                    numerous     senior    level
                                                    domestic  and  international
                                                    finance     positions    for
                                                    General Electric Co. and its
                                                    subsidiaries,    culminating
                                                    his  career  there as senior
                                                    vice president, finance, for
                                                    GE  Capital  Fleet  Services
                                                    (Financial Services).


Shelly J. Meyers (39)     Trustee                   Ms.  Meyers is the  Manager,
                                                    Chief   Executive   Officer,
                                                    Chief Financial  Officer and
                                                    founder  of  Meyers  Capital
                                                    Management,   a   registered
                                                    investment adviser formed in
                                                    January  1996.  She has also
                                                    managed  the  Meyers   Pride
                                                    Value  Fund since June 1996.
                                                    Prior  to   that,   she  was
                                                    employed   by   The   Boston
                                                    Company  Asset   Management,
                                                    Inc.   as   Assistant   Vice
                                                    President       of       its
                                                    Institutional          Asset
                                                    Management group.

Ashley T. Rabun (47)      Trustee                   Ms. Rabun is the Founder and
                                                    Chief  Executive  Officer of
                                                    InvestorReach  (which  is  a
                                                    consulting firm specializing
                                                    in       marketing       and
                                                    distribution  strategies for
                                                    financial services companies
                                                    formed  in  October   1996).
                                                    From 1992 to 1996, she was a
                                                    partner  and   President  of
                                                    Nicholas   Applegate  Mutual
                                                    Funds,    a   division    of
                                                    Nicholas  Applegate  Capital
                                                    Management.

Steven Grenadier (34)     Trustee                   Mr.    Grenadier    is    an
                                                    Associate    Professor    of
                                                    Finance   at  the   Graduate
                                                    School   of    Business   at
                                                    Stanford  University,  where
                                                    he has  been  employed  as a
                                                    professor since 1992.


*Brian C. Murray (42)     President                 Mr. Murray  is  President of
2400 Geng Road                                      E*TRADE  Asset   Management,
Palo Alto, CA  94303                                Inc.   He   joined   E*TRADE
                                                    Securities,  Inc. in January
                                                    1998.   Prior  to  that  Mr.
                                                    Murray  was   Principal   of
                                                    Alameda           Consulting
                                                    (Financial          Services
                                                    Consulting)   and  prior  to
                                                    that he was Director, Mutual
                                                    Fund  Marketplace of Charles
                                                    Schwab           Corporation
                                                    (Financial Services).

*Joe N. Van Remortel (34) Vice President and        Mr.  Van Remortel  is   Vice
2400 Geng Road            Secretary                 President   of   Operations,
Palo Alto, CA  94303                                E*TRADE  Asset   Management,
                                                    Inc.   He   joined   E*TRADE
                                                    Securities,      Inc.     in
                                                    September  1996.   Prior  to
                                                    that Mr.  Van  Remortel  was
                                                    Senior  Consultant  of  KPMG
                                                    Peat  Marwick and  Associate
                                                    of  Analysis   Group,   Inc.
                                                    (management consulting).




The Trust pays each non-affiliated Trustee a quarterly fee of $1,500 per Board meeting for the Trust. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:


Estimated Compensation Table

---------------------------------------------------------------
                                           Total Compensation
   Name of Person,         Aggregate       From Fund and Fund
      Position         Compensation from     Complex Paid to
                          the Fund(1)           Directors
                                             Expected to be
                                            Paid to Trustees
                                                   (1)
---------------------------------------------------------------
Kathy Levinson,               None                None
Trustee
Leonard C. Purkis,            None                None
Trustee
Shelly J. Meyers              $6,000              $6,000
Trustee
Ashley T. Rabun,              $6,000              $6,000
Trustee
Steven Grenadier,             $6,000              $6,000
Trustee

      No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.
------------

(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.



Control Persons and Principal Holders of Securities

A shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. To satisfy regulatory requirements, as of _____________, 1999, E*TRADE Asset Management, Inc. owned 100% of the Fund's outstanding shares. There are no other shareholders holding 25% or more. E*TRADE Asset Management, Inc. is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 2400 Geng Road, Palo Alto, CA 94303.


As of ____________, 1999, Softbank America Inc. owned 27.5% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.


INVESTMENT MANAGEMENT

Investment Advisors. Under an investment advisory agreement with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor") provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc., a leader in providing secure online investing services to the self-directed investor that offers electronic access to an investor's account virtually anywhere, at any time.


Subject to the general supervision of the E*TRADE Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Advisor may in the future manage cash and money market instruments for cash flow purposes. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets.

The Master Portfolio's Investment Advisor. The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, BGFA and its affiliates provided investment advisory services for over $615 billion of assets. Barclays Bank PLC has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. BGFA receives a fee from the Master Portfolio at an annual rate equal to 0.08% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, including the Fund.


BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the Master Portfolio who are not parties to the Advisory Contract or affiliated of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.

SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 2400 Geng Road, Palo Alto, CA 94303, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.


Co-Administrators and Placement Agent of the Master Portfolio. Stephens, Inc. ("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolio. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolio, Stephens and BGI provide the Master Portfolio with administrative services, including: (i) general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio; (ii) compilation of information for reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the MIP's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio and compensates the MIP's Master Portfolio's trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the advisory contract, Stephens and BGI bear substantially all costs of the Master Portfolio and the Master Portfolio's operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the non-affiliated trustees of the Master Portfolio deem to be an extraordinary expense.


Stephens also acts as the placement agent of Master Portfolio's shares pursuant to a Placement Agency Agreement (the "Placement Agency Agreement") with the Master Portfolio.

Administrator of the Fund. E*TRADE Asset Management, Inc., the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management, Inc. provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Fund, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. E*TRADE Asset Management, Inc. also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an agreement with the Fund, E*TRADE Asset Management, Inc. receives a fee equal to 0.25% of the average daily net assets of the Fund. E*TRADE Asset Management, Inc. is responsible under that agreement for the expenses otherwise payable by the Fund for transfer agency, dividend disbursing, custody, auditing and legal fees, to the extent that those expenses would otherwise equal or exceed 0.005% of the Fund's average daily net assets.


Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, Inc., providing management reporting and treasury administration and financial reporting to Fund Management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. IBT is compensated for its services by E*TRADE Asset Management, Inc.


Transfer Agent and Dividend Disbursing Agent. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.


Fund Shareholder Servicing Agent. Under a Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, Inc., E*TRADE Securities, 2400 Geng Road, Palo Alto, CA 94303, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund;
(ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Fund's shares; (viii) providing certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Accountants. Deloitte & Touche LLP, Suite 1500, 1000 Wilshire Blvd., Los Angeles, CA 90017-2472, acts as independent accountants for the Fund.

Legal Counsel.  Dechert  Price & Rhoads,  1775 Eye Street N.W.,  Washington,  DC
      20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolio's Board of Trustees, BGFA as advisor, is responsible for the Master Portfolio's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Master Portfolio such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Purchases and sales of portfolio securities for the Master Portfolio usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Master Portfolio for such purchases and sales. The prices paid to the underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

In placing orders for portfolio securities of the Master Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.


All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.


All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


The Declaration of Trust further provides that obligations of the Trust are not binding upon its trustees individually but only upon the property of the Trust and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.



SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.


UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 2400 Geng Road, Palo Alto, CA 94303, acts as underwriter of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.


The Fund is a no-load fund, therefore investors pay no sales charges when buying or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.



MASTER PORTFOLIO ORGANIZATION

The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000 T = average annual total return N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
            cd

where:

a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends; d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may  compare  its  performance  to a wide  variety of indices.
      There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.


The historical Bond Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one debt security or in managed portfolios of debt securities, such as the fund, during the periods shown.


Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.


Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.



Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                          n-1

Where:     S = "the sum of",

      xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.


Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.


Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

Master Fund Performance. The Fund intends to disclose historical performance of the Master Portfolio, including the average annual and cumulative returns restated to reflect the expense ratio of the Fund. This information will be included by amendment. Although the investments of the Master Portfolio will be reflected in the Fund, the Fund is a distinct mutual fund and has different fees, expenses and returns than the Master Portfolio itself. Historical performance of substantially similar mutual funds is not indicative of future performance of the Fund. Master Portfolio performance will be supplied by the Master Portfolio.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

o     liquidity ratios are adequate to meet cash requirements;

o     long-term senior debt is rated "A" or better;

o     the issuer has access to at least two additional channels of borrowing;

o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

o     the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

o     evaluation of the management of the issuer;

o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

o evaluation of the issuer's products in relation to competition and customer acceptance;

o     liquidity;

o     amount and quality of long-term debt;

o     trend of earnings over a period of ten years;

o financial strength of parent company and the relationships which exist with the issuer; and

o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

o The rating C1 is reserved for income bonds on which no interest is being paid.

o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

2400 Geng Road
Palo Alto, CA 94303
Telephone: (650) 842-2500
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)(i)         Certificate of Trust.1

(a)(ii)        Trust Instrument.1

(b)            By-laws.2

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit
               (a)(ii), define the rights of holders of the Shares.1


(d)(i) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3

(e)(ii)        Form of Underwriting  Agreement between E*TRADE Securities,  Inc.
               and the  Registrant  with  respect to the  E*TRADE  S&P 500 Index
               Fund.2

(e)(ii) Form of Amendment No. 1 to the Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3


(f)            Bonus or Profit Sharing Contracts: Not applicable.


(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3

(h)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(ii) Form of Amended and Restated Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3

(h)(iii) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund .2

(h)(iv) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3

(h)(v)         Form  of   Sub-Administration   Agreement   among  E*TRADE  Asset
               Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(h)(vi) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3

(h)(vii) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(viii) Form of Amendment No. 1 to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Wilshire Extended Market Fund and E*TRADE Total Bond Index Fund.3

(h)(ix) Form of Retail Shareholder Services Agreement between E*TRADE Group, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund2

h)(x) Form of Amendment No. 1 to the Retail Shareholder Services Agreement between E*TRADE Group, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3

(i)(i) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund and E*TRADE Total Bond Index Fund.3



(j)            Consent of Deloitte & Touche LLP.

(k)            Omitted Financial Statements: Not applicable.

(l) Form of Subscription Letter Agreements between E*TRADE Asset Management, Inc. and the Registrant.2

(m)            Rule 12b-1 Plan: Not applicable.

(n)            Financial Data Schedules: Not applicable.

(o)            Rule 18f-3 Plan: Not applicable.


*              Power of Attorney



1   Incorporated  by  reference  from  the  Registrant's   Initial  Registration
    Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3   To be filed by amendment.




Item 24.  Persons Controlled by or Under Common Control With Registrant


      As of ____________, 1999, Softbank America Inc. owned 27.5% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.



Item 25.  Indemnification

      Reference is made to Article X of the Registrant's Trust Instrument.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser

      E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 2400 Geng Road, Palo Alto, CA 94303. The directors and officers of the Investment Advisor and their business and other connections are as follows:


Directors and Officers of  Title/Status with            Other Business
Investment Advisor         Investment Advisor           Connections
Kathy Levinson             Director                     Director, President and
                                                        Chief Operating
                                                        Officer, E*TRADE
                                                        Securities, Inc. and
                                                        Executive Vice
                                                        President, Operations
                                                        and Customer Operations
                                                        Officer, E*TRADE Group,
                                                        Inc. 1997-98


Connie M. Dotson           Director                     Corporate Secretary and
                                                        Senior Vice President,
                                                        E*TRADE Securities, Inc.

Brian C. Murray            President and Director       Vice President and
                                                        General Manager of
                                                        Mutual Funds, E*TRADE
                                                        Securities, Inc.;
                                                        Principal of Alameda
                                                        Consulting, 1997

Jerry D. Gramaglia         Director                     Senior Vice President,
                                                        E*TRADE Group, Inc.,
                                                        1998; Vice President,
                                                        Sprint Corp., 1997-98

Joseph N. Van Remortel     Vice President and Secretary Sr. Manager, E*TRADE
                                                        Securities, Inc.,
                                                        1997-98


Item 27.  Principal Underwriters

(a)   E*TRADE  Securities,  Inc. (the  "Distributor")  serves as  Distributor of
      Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b) The officers and directors of E*TRADE Securities, Inc. are:

Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter               with Registrant

Kathy Levinson              Director, President and Chief  Trustee
                            Operating Officer

Stephen C. Richards         Director and Senior Vice       None
                            President

Steve Hetlinger             Director and Vice President    None

Connie M. Dotson            Corporate Secretary and        None
                              Senior Vice President

* The business address of all officers of the Distributor is 2400 Geng Road, Palo Alto, CA 94303.


Item 28.  Location of Accounts and Records

      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

      (1) the Registrant's investment advisor, E*TRADE Asset Management, Inc., at 2400 Geng Road, Palo Alto, CA 90453;


      (2)  the   Registrant's   custodian,   accounting   services   agent   and
sub-administrator, Investors Bank & Trust Company, at 200 Clarendon Street, Boston, MA 02116;

      (3) the Registrant's transfer agent and dividend disbursing agent, PFPC Inc. at 400 Bellevue Parkway, Wilmington, DE 19809; and


      (4) the Master Portfolio's investment advisor, Barclays Global Fund Advisor, at 45 Fremont Street, San Francisco, CA 94105.


Item 29.  Management Services

      Not applicable

Item 30.  Undertakings:  Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Palo Alto in the State of California on the 12th day of May, 1999.


                                          E*TRADE FUNDS
                                          (Registrant)

                                          By:   /s/
                                                -----------------------------
                                                Name: Brian C. Murray
                                                Title:      President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                      Title                        Date




/s/
----------------------------
Kathy Levinson                 Trustee                      May 12, 1999




*
----------------------------
Leonard C. Purkis              Trustee and Treasurer        May 12, 1999
                               (Principal Financial and
                               Accounting Officer)




/s/
----------------------------
Brian C. Murray                President (Principal         May 12, 1999
                               Executive Officer)





/s/
----------------------------
Shelly J. Meyers               Trustee                      May 12, 1999




/s/
----------------------------
Ashley T. Rabun                Trustee                      April 23, 1999



/s/
----------------------------
Steven Grenadier               Trustee                      May 12, 1999



/s/
----------------------------
* By David A. Vaughan
Attorney-In-Fact

                                  EXHIBIT LIST




(l)     Power of Attorney